Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
The consolidated derivative financial instruments are presented below:

The consolidated derivative financial instruments are presented below:

	2021		2020
	Assets	Liabilities	Assets	Liabilities

Derivative transactions	198,027	208,787	340,660	36,166
Other derivatives (i)	457,892	-	161,429	-
	655,919	208,787	502,089	36,166
Current portion	(134,292)	(194,837)	(262,666)	(7,273)
Non-current portion	521,627	13,950	239,423	28,893

(i)	Other derivatives are instruments of share subscription options represent the option of the Company to subscribe 4.08% of the shares of C6 capital, where the Group/Company paid a share subscription premium in the amount of R$ 17.7 million. As required by IFRS 9, the financial instrument must be valued at its fair value that on December 31, 2021 and December 31, 2020 corresponds to R$ 458 million and R$ 161 million, respectively. The impact of the mark-to-market of the stock conversion option calculated, of R$ 440.3 million, represents the difference in the fair value of the option less the amount paid for the share subscription premium. This financial instrument was measured at fair value and will be subsequently verified in the company’s results for the year, also considering the arbitration risks disclosed in note 27.

The long-term derivative financial instruments on December 31, 2021 are due in accordance with the following schedule:	The long-term derivative financial instruments on December 31, 2021 are due in accordance with the following schedule:
Assets

2023	39,335
2024	16,843
2025 onwards	465,449
521,627

Financial instruments measured at fair value:

Financial instruments measured at fair value:

	2021
	Level 1	Level 2	TOTAL

Total assets	4,579,528	655,919	5,235,447

Financial assets at fair value through profit or loss	4,579,528	655,919	5,235,447

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Marketable securities	4,579,528	-	4,579,528

Total liabilities	-	208,787	208,787

Financial liabilities at fair value through profit or loss	-	208,787	208,787

Derivative financial instruments	-	208,787	208,787
	2020
	Level 1	Level 2	TOTAL

Total assets	2,077,499	502,089	2,579,588

Financial assets at fair value through profit or loss	2,077,499	502,089	2,579,588

Derivative financial instruments	-	340,660	340,660
Other derivatives	-	161,429	161,429
Marketable securities	2,077,499	-	2,077,499

Total liabilities	-	36,166	36,166

Financial liabilities at fair value through profit or loss	-	36,166	36,166

Derivative financial instruments	-	36,166	36,166

The financial instruments of the company by category can be summarized as follows:

The financial instruments of the company by category can be summarized as follows:

December 31, 2021

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	9,472,377	5,235,447	14,707,824

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Trade accounts receivable and other accounts receivable, excluding prepayments	3,253,207	-	3,253,207
Marketable securities	-	4,579,528	4,579,528
Cash and cash equivalents	5,228,615	-	5,228,615
Leases	243,121	-	243,121
Judicial deposits	718,773	-	718,773
Other amounts recoverable	28,661	-	28,661

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	16,095,802	208,787	16,304,589

Loans and financing	3,845,465	-	3,845,465
Derivative financial instruments	-	208,787	208,787
Suppliers and other obligations, excluding legal obligations	2,653,218	-	2,653,218
Lease liabilities	9,063,539	-	9,063,539
Dividends and interest on shareholders' equity payable	533,580	-	533,580

December 31, 2020

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	6,756,811	2,579,588	9,336,399

Derivative financial instruments	-	340,660	340,660
Other derivatives		161,429	161,429
Trade accounts receivable and other accounts receivable, excluding prepayments	3,180,661	-	3,180,661
Marketable securities	-	2,077,499	2,077,499
Cash and cash equivalents	2,575,291	-	2,575,291
Leases	162,198	-	162,198
Judicial deposits	794,755	-	794,755
Other amounts recoverable	43,906	-	43,906
	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	14,391,175	36,166	14,427,341

Loans and financing	2,345,032	-	2,345,032
Derivative financial instruments	-	36,166	36,166
Suppliers and other obligations, excluding legal obligations	3,128,732	-	3,128,732
Leases	8,378,835	-	8,378,835
Dividends and interest on shareholders' equity payable	538,576	-	538,576

The operations with derivative financial instruments contracted by the company and in force on December 31, 2021 and December 31, 2020 are shown in the following table:

The operations with derivative financial instruments contracted by the company and in force on December 31, 2021 and December 31, 2020 are shown in the following table:

December 31, 2021

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	SWAP type	Debt	SWAP	Total Debt	Total swap (Long position)¹		Active Tip	Short position
USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	282,474	282,474	100%	LIBOR 6M + 0.75% p.a.	79.00% to 92.59% of CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	428,793	429,247	100%	3.32% p.a.	155% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	559,650	559,933	100%	1.73% p.a.	CDI + 1.05%
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,166	517,843	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,696,999	1,696,999	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	396,281	396,281	100%	IPCA + 4.23% p.a.	96.95% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

December 31, 2020

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	SWAP type	Debt	SWAP	Total Debt	Total swap (Long position)¹		Active Tip	Short position
USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	351,233	351,233	100%	LIBOR 6M + 0.75% p.a.	85.25% CDI
EUR	PRE x DI	Bank of America	Bank of America	570,878	570,878	100%	0.33% p.a.	108.05% CDI
USD	PRE x DI	The Bank of Nova Scotia.	Scotiabank	1,031,526	1,031,526	100%	1.72% p.a.	134.43% CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	399,725	399,725	100%	3.32% p.a.	155% CDI

Our assumptions basically observed the individual effect of the CDI, USD, Libor and IPCA variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used:

Our assumptions basically observed the individual effect of the CDI, USD, Libor and IPCA variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used:

Sensitivity scenario		Fair value in USD, EUR, BRL and IPCA (1)	A) ∆ Accumulated variation in debt	Fair value of the active tip of the swap (+)	Fair value of the passive tip of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final Result (B-A)

	Dez/21	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-

CDI	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,388,105	(2,301)	3,388,105	(3,428,742)	(40,637)	(29,671)	(27,370)
	remote	3,385,955	(4,451)	3,385,955	(3,455,013)	(69,058)	(58,093)	(53,641)
USD	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,709,499	319,094	3,709,499	(3,401,372)	308,127	319,094	-
	remote	4,028,593	638,187	4,028,593	(3,401,372)	627,221	638,187	-
LIBOR	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,391,542	1,136	3,391,542	(3,401,372)	(9,830)	1,136	-
	remote	3,392,677	2,271	3,392,677	(3,401,372)	(8,695)	2,271	-
IPCA	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,277,656	(112,750)	3,277,656	(3,401,372)	(123,716)	(112,750)	-
	remote	3,173,004	(217,402)	3,173,004	(3,401,372)	(228,368)	(217,402)	-

(1)	(KFW Finnvera, Scotia, BofA, BNP, Debenture and BNDES)

Schedule of risk variable of derivative financial instruments

Risk variable	Sensitivity scenario	CDI	USD	LIBOR	IPCA

CDI	probable	9.15%	5.5805	0.3433%	10.06%
	possible	11.44%	5.5805	0.3433%	10.06%
	remote	13.73%	5.5805	0.3433%	10.06%
USD	probable	9.15%	5.5805	0.3433%	10.06%
	possible	9.15%	6.3210	0.3433%	10.06%
	remote	9.15%	8.3708	0.3433%	10.06%
LIBOR	probable	9.15%	5.5805	0.3433%	10.06%
	possible	9.15%	5.5805	0.4291%	10.06%
	remote	9.15%	5.5805	0.5149%	10.06%
IPCA	probable	9.15%	5.5805	0.3433%	10.06%
	possible	9.15%	5.5805	0.3433%	12.58%
	remote	9.15%	5.5805	0.3433%	15.09%

Schedule of capital management

The sensitivity analyses for derivative financial instruments in force on December 31, 2021 were carried out considering, basically, the assumptions related to changes in market interest rates and the change in the US dollar used in swap contracts. The use of these assumptions in the analysis is due exclusively to the characteristics of derivative financial instruments, which have exposure only to changes in interest and exchange rates.

Chart of gains and losses with derivatives during the year

Schedule of position showing gains and losses with derivatives

	2021	2020
Net income from derivative operations	(87,603)	290,856
Income (loss) from operations with other derivatives	285,009	155,165

Capital Management

The group's objectives in managing its capital are to safeguard the group's ability to continue to deliver return to shareholders and benefits to other stakeholders, as well as maintain a capital structure to reduce this cost. To maintain or adjust the group's capital structure, management may review the dividend payment policy, return capital to shareholders, or issue new shares or sell assets to reduce, for example, the level of debt. The financial leverage ratios on December 31, 2021 and 2020 can be summarized as follows:

	2021	2020
Total loans and derivatives (note 20 and 37)	3,398,333	1,879,109
Leases - Liabilities (note 16)	9,063,539	8,378,835
Leases - Assets (note 16)	(243,121)	(162,198)
Less: Cash and cash equivalents (note 4)	(5,228,615)	(2,575,291)
FIC (note 5)	(4,568,020)	(2,070,438)
Net debt	2,422,116	5,450,017
Other derivatives (note 37)	457,892	161,429
Financing of 5G License	843,020	-
Adjusted net debt	3,723,028	5,611,447
Adjusted EBITDA (1) (last 12 months)	9,459,299	8,330,038

Leverage ratio	0.39	0.65

Reconciliation of profit for the year to Adjusted EBITDA:

Profit for the year	2,957,174	1,828,254
Depreciation and amortization	5,691,696	5,527,012
Finance Income (Cost), Net	652,806	810,622
Income tax and social contribution	146,051	164,150
Share of loss of an associate	11,572	-
Adjusted EBITDA(i)	9,459,299	8,330,038

(i)	Adjusted EBITDA: Presentation of Adjusted EBITDA as a non-GAAP measure is useful to management, investors and other users of our financial information in evaluating operating profitability of the Company. Adjusted EBITDA is calculated by adding back financial income (expenses), income tax and social contribution, depreciation and amortization cost and expense, and share of loss of an associate to profit for the year.

Schedule of capital management

The group's objectives in managing its capital are to safeguard the group's ability to continue to deliver return to shareholders and benefits to other stakeholders, as well as maintain a capital structure to reduce this cost. To maintain or adjust the group's capital structure, management may review the dividend payment policy, return capital to shareholders, or issue new shares or sell assets to reduce, for example, the level of debt. The financial leverage ratios on December 31, 2021 and 2020 can be summarized as follows:

	2021	2020
Total loans and derivatives (note 20 and 37)	3,398,333	1,879,109
Leases - Liabilities (note 16)	9,063,539	8,378,835
Leases - Assets (note 16)	(243,121)	(162,198)
Less: Cash and cash equivalents (note 4)	(5,228,615)	(2,575,291)
FIC (note 5)	(4,568,020)	(2,070,438)
Net debt	2,422,116	5,450,017
Other derivatives (note 37)	457,892	161,429
Financing of 5G License	843,020	-
Adjusted net debt	3,723,028	5,611,447
Adjusted EBITDA (1) (last 12 months)	9,459,299	8,330,038

Leverage ratio	0.39	0.65

Reconciliation of profit for the year to Adjusted EBITDA:

Profit for the year	2,957,174	1,828,254
Depreciation and amortization	5,691,696	5,527,012
Finance Income (Cost), Net	652,806	810,622
Income tax and social contribution	146,051	164,150
Share of loss of an associate	11,572	-
Adjusted EBITDA(i)	9,459,299	8,330,038

(i)	Adjusted EBITDA: Presentation of Adjusted EBITDA as a non-GAAP measure is useful to management, investors and other users of our financial information in evaluating operating profitability of the Company. Adjusted EBITDA is calculated by adding back financial income (expenses), income tax and social contribution, depreciation and amortization cost and expense, and share of loss of an associate to profit for the year.

Changes in financial liabilities

Changes in financial liabilities

Changes in liabilities arising from financing activities such as loans and financing, lease liabilities lease and financial instruments are presented below:

	Loans and financing	Lease liabilities	Derivative financial instruments (assets) liabilities

December 31, 2020	2,345,032	8,378,835	(465,922)
Inflows	3,062,000	2,041,474	(296,464)
Cancellations	-	(202,379)	-
Financial expenses	167,857	858,260	148,177
Foreign exchange variations, net	60,463	-	(60,574)
Payment	(1,789,887)	(2,012,651)	227,651
		-
December 31, 2021	3,845,465	9,063,539	(447,132)

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2019	2,029,088	7,780,870	(42,106)
Inflows	1,800,000	1,966,355	(161,429)
Remeasurement	-	(443,666)	-
Financial expenses	90,500	797,569	13,016
Foreign exchange variations, net	305,010	-	(305,012)
Payment	(1,879,566)	(1,722,293)	29,610

December 31, 2020	2,345,032	8,378,835	(465,922)